SCHEDULE OF KEY MANAGEMENT TRANSACTIONS (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Management fees paid to a company	$ 1,573,887	$ 2,068,860	$ 2,421,074	$ 2,942,500
Total	850,622	693,854	1,367,642	1,250,898
CEO and director [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company	280,000	236,486	380,000	226,691
CEO [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company	123,153	87,341	226,782	170,333
President and director [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company	86,754	226,219	145,152	288,719
Other related parties [member]
IfrsStatementLineItems [Line Items]
Total	$ 489,907	$ 550,046	$ 751,934	$ 685,743